Note 34 - Share of profit or loss of entities accounted for using the equity method	6 Months Ended
Jun. 30, 2019
Share of profit or loss of entities accounted for using the equity method
Investments in Entities Accounted for Using the Equity Method

34. Share of profit or loss of entities accounted for using the equity method

Net income from “Investments in entities accounted for using the equity method” resulted in a negative impact of €19 million for the six months ended June 30, 2019, compared with the positive impact of €13 million recorded for the six months ended June 30, 2018.